Investment Securities	6 Months Ended
Sep. 30, 2022
Text block [abstract]
Investment Securities
6	INVESTMENT SECURITIES
The following table shows the amount of investment securities, which consist of debt instruments at amortized cost, debt instruments at fair value through other comprehensive income and equity instruments at fair value through other comprehensive income at September 30, 2022 and March 31, 2022.

	At September 30, 2022	At March 31, 2022

	(In millions)
Debt instruments at amortized cost:
Domestic:
Japanese government bonds	¥72,543	¥—
Japanese municipal bonds	43,706	25,741
Total domestic	116,249	25,741

Foreign:
Bonds issued by other governments and official institutions (1)	60,802	56,400
Other debt instruments	1,415	1,813
Total foreign	62,217	58,213

Total debt instruments at amortized cost	¥178,466	¥83,954

Debt instruments at fair value through other comprehensive income:
Domestic:
Japanese government bonds	¥9,988,100	¥15,774,197
Japanese municipal bonds	1,085,718	1,145,496
Japanese corporate bonds	1,077,207	948,992
Other debt instruments	311	311
Total domestic	12,151,336	17,868,996

Foreign:
U.S. Treasury and other U.S. government agency bonds	5,637,454	5,681,789
Bonds issued by other governments and official institutions (1)	2,987,313	2,997,588
Mortgage-backed securities	1,161,047	1,006,051
Other debt instruments	537,442	512,542
Total foreign	10,323,256	10,197,970

Total debt instruments at fair value through other comprehensive income	¥22,474,592	¥28,066,966

Equity instruments at fair value through other comprehensive income:
Domestic equity instruments	¥3,453,106	¥3,658,591
Foreign equity instruments	889,466	939,894

Total equity instruments at fair value through other comprehensive income	¥4,342,572	¥4,598,485
Total investment securities	¥26,995,630	¥32,749,405

(1)	Bonds issued by governments and official institutions excluding U.S. Treasury and other U.S. government agencies.